Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Aug. 16, 2021
Entity Registrant Name	Collaborative Investment Series Trust
Entity Central Index Key	0001719812
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 13, 2021
Document Effective Date	Aug. 16, 2021
Prospectus Date	Aug. 16, 2021
Revere Sector Opportunity ETF | Revere Sector Opportunity ETF
Prospectus [Line Items]
Trading Symbol	RSPY